Income taxes - Expense (benefit) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income before income taxes	$ 84,445	$ 60,693
Equity earnings in affiliates and joint ventures	(37,053)	(21,860)
Income (loss) from continuing operations	$ 47,392	$ 38,833
Tax rate	23.00%	23.00%
Expected expense	$ 10,900	$ 8,932
Adjustments related to:
Stock-based compensation	1,090	1,043
Foreign tax rate differential	183	233
Tax on equity earnings in affiliates and joint ventures	5,162	935
Other	(262)	(1,858)
Total income tax expense	17,073	9,285
Current income tax expense	1,627	1,000
Deferred income tax expense	$ 15,446	$ 8,285